Basis of preparation (Details 5) - INR (₨) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated Statement of Financial Position
Decrease in Other Equity	₨ 2,723,924
Previously Reported [Member]
Consolidated Statement of Financial Position
Decrease in Other Equity		₨ 2,000,000
Increase/(Decrease) in Borrowings (non-current liabilities)		₨ 2,000,000
Revision of Prior Period, Adjustment [Member]
Consolidated Statement of Financial Position
Decrease in Other Equity	6,076,076
Decrease in Accumulated Deficit	120,003
Increase/(Decrease) in Borrowings (non-current liabilities)	5,741,548
Increase/(Decrease) in Borrowings (current liabilities)	214,524
Consolidated Statement of Income
Decrease in Finance expense	120,003
Increase in Profit before tax	₨ 120,003
Basic earnings per share	₨ 0.65
Diluted earnings per share	₨ 0.65